Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth additional compensation information of our principal executive officer (“PEO”) and our other NEOs (averaged) along with total shareholder return, and net income (loss) for our 2025 and 2024 fiscal years:

	Summary Compensation Table Total for PEO (1)(2)		Compensation Actually Paid to PEO (1) (2)		Average Summary Compensation Table Total for Non-PEO NEOs (1) (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based on: Company Total Shareholder Return (3)	Net Income (Loss) (in thousands) (4)
Year	Condor	Platzer	Condor	Platzer
2025	$6,413,560	$—	$4,005,149	$—	$2,997,287	$1,806,287	$95.91	$51,305
2024	$—	$9,381,995	$—	$9,240,139	$3,182,092	$3,547,773	$179.92	$(103,359)

_______________

(1)
Our PEOs and non-PEO NEOs for each reported fiscal year were:

Year	PEO	Non-PEO NEOs
2025	Theresa Condor	Celia Pelaz Gabriel Oehme
2024	Peter Platzer	Theresa Condor Leonardo Basola

(2)
The dollar amounts reported represent the amount of compensation actual paid (“CAP”), as calculated in accordance with Item 402(v) of Regulation S-K and do not affect the actual amounts or compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. A reconciliation of Total Compensation from the Summary Compensation Table to CAP for our PEO and non-PEO NEOs (as an average) is shown below:

	PEO
	2025	2024
Adjustments	Condor	Platzer
Summary Compensation Table	$6,413,560	$9,381,995
Subtract Grant date fair value of equity awards granted in the covered year	5,363,460	8,887,750
Equity award adjustments:
Add Year-end fair value of outstanding and unvested equity awards granted in the covered year	3,018,750	5,386,179
Add Year over year change in fair value of outstanding and unvested equity awards granted in prior years	(209,005)	1,258,494
Add Fair value as of vesting date of equity awards granted and vested in the covered year	808,035	1,657,249
Add Year over year change in fair value of equity awards granted in prior years that vested in the covered year	(662,731)	443,972
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the covered year	—	—
Add dividends or other earnings paid on equity awards in covered year prior to the vesting date that are not otherwise included in Total Compensation for the covered year	—	—
Total equity award adjustments	2,955,049	8,745,894
Compensation Actually Paid	$4,005,149	$9,240,139

	Average Non-PEO
Adjustments	2025	2024
Summary Compensation Table	$2,997,287	$3,182,092
Subtract Grant date fair value of equity awards granted in the covered year	2,316,000	2,762,138
Equity award adjustments:
Add Year-end fair value of outstanding and unvested equity awards granted in the covered year	1,125,000	1,556,494
Add Year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	527,463
Add Fair value as of vesting date of equity awards granted and vested in the covered year	—	648,347
Add Year over year change in fair value of equity awards granted in prior years that vested in the covered year	—	395,515
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the covered year	—	—
Add dividends or other earnings paid on equity awards in covered year prior to the vesting date that are not otherwise included in Total Compensation for the covered year	—	—
Total equity award adjustments	1,125,000	3,127,819
Compensation Actually Paid	$1,806,287	$3,547,773

(3)
Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on December 29, 2023 (the last trading day of 2023) through and including the end of the fiscal year for each year reported in the table.
(4)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company's audited financial statements for the applicable year.

Company Selected Measure Name	net income (loss)
Named Executive Officers, Footnote	(1) Our PEOs and non-PEO NEOs for each reported fiscal year were:

Year	PEO	Non-PEO NEOs
2025	Theresa Condor	Celia Pelaz Gabriel Oehme
2024	Peter Platzer	Theresa Condor Leonardo Basola

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of compensation actual paid (“CAP”), as calculated in accordance with Item 402(v) of Regulation S-K and do not affect the actual amounts or compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. A reconciliation of Total Compensation from the Summary Compensation Table to CAP for our PEO and non-PEO NEOs (as an average) is shown below:

	PEO
	2025	2024
Adjustments	Condor	Platzer
Summary Compensation Table	$6,413,560	$9,381,995
Subtract Grant date fair value of equity awards granted in the covered year	5,363,460	8,887,750
Equity award adjustments:
Add Year-end fair value of outstanding and unvested equity awards granted in the covered year	3,018,750	5,386,179
Add Year over year change in fair value of outstanding and unvested equity awards granted in prior years	(209,005)	1,258,494
Add Fair value as of vesting date of equity awards granted and vested in the covered year	808,035	1,657,249
Add Year over year change in fair value of equity awards granted in prior years that vested in the covered year	(662,731)	443,972
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the covered year	—	—
Add dividends or other earnings paid on equity awards in covered year prior to the vesting date that are not otherwise included in Total Compensation for the covered year	—	—
Total equity award adjustments	2,955,049	8,745,894
Compensation Actually Paid	$4,005,149	$9,240,139

Non-PEO NEO Average Total Compensation Amount	$ 2,997,287	$ 3,182,092
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,806,287	3,547,773
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent the amount of compensation actual paid (“CAP”), as calculated in accordance with Item 402(v) of Regulation S-K and do not affect the actual amounts or compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table. A reconciliation of Total Compensation from the Summary Compensation Table to CAP for our PEO and non-PEO NEOs (as an average) is shown below:

	Average Non-PEO
Adjustments	2025	2024
Summary Compensation Table	$2,997,287	$3,182,092
Subtract Grant date fair value of equity awards granted in the covered year	2,316,000	2,762,138
Equity award adjustments:
Add Year-end fair value of outstanding and unvested equity awards granted in the covered year	1,125,000	1,556,494
Add Year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	527,463
Add Fair value as of vesting date of equity awards granted and vested in the covered year	—	648,347
Add Year over year change in fair value of equity awards granted in prior years that vested in the covered year	—	395,515
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the covered year	—	—
Add dividends or other earnings paid on equity awards in covered year prior to the vesting date that are not otherwise included in Total Compensation for the covered year	—	—
Total equity award adjustments	1,125,000	3,127,819
Compensation Actually Paid	$1,806,287	$3,547,773

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Shareholder Return

The chart below illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, and our cumulative TSR for 2024 and 2025, each as set forth in the Pay Versus Performance Table above. The cumulative TSR amounts in the chart assume an initial investment of $100 as if invested on December 29, 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income (Loss)

The chart below illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, and our net income (loss) for 2024 and 2025, each as set forth in the Pay Versus Performance Table above.

Peer Group Total Shareholder Return Amount	$ 9,591	17,992
Net Income (Loss)	51,305,000	(103,359,000)
Theresa Condor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,413,560	0
PEO Actually Paid Compensation Amount	$ 4,005,149	0
PEO Name	Theresa Condor
Peter Platzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	9,381,995
PEO Actually Paid Compensation Amount	$ 0	9,240,139
PEO Name	Peter Platzer
PEO | Theresa Condor [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,955,049
PEO | Theresa Condor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,363,460)
PEO | Theresa Condor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,018,750
PEO | Theresa Condor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,005)
PEO | Theresa Condor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,035
PEO | Theresa Condor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(662,731)
PEO | Theresa Condor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Theresa Condor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter Platzer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,745,894
PEO | Peter Platzer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,887,750)
PEO | Peter Platzer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,386,179
PEO | Peter Platzer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,258,494
PEO | Peter Platzer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,657,249
PEO | Peter Platzer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		443,972
PEO | Peter Platzer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Peter Platzer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,125,000	3,127,819
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,316,000)	(2,762,138)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,125,000	1,556,494
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	527,463
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	648,347
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	395,515
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0